INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of definite-lived intangible assets, net

	March 31, 2022			December 31, 2021
	Carrying Amount	Accum. Amort.	Net Amount	Carrying Amount	Accum. Amort.	Net Amount
Trade names	$6,073	$(2,054)	$4,019	$6,073	$(1,913)	$4,160
Foreign currency translation adjustment	153	31	184	252	16	$268

	$6,226	$(2,023)	$4,203	$6,325	$(1,897)	$4,428

The following table presents amortization expense related to intangible assets reported by the Company in the Condensed Consolidated Statements of Operations for the periods presented.

		Three Months Ended March 31,
	Statement of Operations Location	2022	2021
Amortization expense related to intangible assets	General and administrative expenses	$157	$268

Intangible assets consisted of:

	December 31, 2021			December 31, 2020
	Carrying Amount	Accum. Amort.	Net Amount	Carrying Amount	Accum. Amort.	Net Amount
Trade names	$6,073	$(1,913)	$4,160	$10,372	$(2,099)	$8,273
Foreign currency translation adjustment	252	16	268	295	(34)	$261

	$6,325	$(1,897)	$4,428	$10,667	$(2,133)	$8,534

Schedule of definite-lived intangible assets, amortization expense	For the definite-lived intangible assets recorded as of December 31, 2021, estimated amortization expense for the next five years is as follows:

2022	$632
2023	632
2024	632
2025	632
2026	632